Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 14, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs MLP and Energy Infrastructure Funds

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs MLP & Energy Fund (the “Fund”)

Supplement dated December 14, 2018 to the

Statutory Prospectus (“Multi-Class Prospectus”), Summary Prospectus (“Multi-Class Summary”) and Statement of Additional Information (“SAI”), each dated March 30, 2018, each as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and to the Statutory Prospectus (“Class P Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (“Class P Summary” and, together with the Multi-Class Summary, the “Summary Prospectuses”) and SAI, each dated April 16, 2018, each as supplemented to date (with respect to Class P Shares)

The Board of Trustees of the Goldman Sachs Trust recently approved a change to the Fund’s benchmark index. This change will be effective January 2, 2019 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs MLP & Energy Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs MLP & Energy Fund” sections in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:

The Fund’s benchmark is the Alerian Midstream Energy Select Index. The Alerian Midstream Energy Select Index is a float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities.

Goldman Sachs MLP & Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs MLP and Energy Infrastructure Funds

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs MLP & Energy Fund (the “Fund”)

Supplement dated December 14, 2018 to the

Statutory Prospectus (“Multi-Class Prospectus”), Summary Prospectus (“Multi-Class Summary”) and Statement of Additional Information (“SAI”), each dated March 30, 2018, each as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and to the Statutory Prospectus (“Class P Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (“Class P Summary” and, together with the Multi-Class Summary, the “Summary Prospectuses”) and SAI, each dated April 16, 2018, each as supplemented to date (with respect to Class P Shares)

The Board of Trustees of the Goldman Sachs Trust recently approved a change to the Fund’s benchmark index. This change will be effective January 2, 2019 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs MLP & Energy Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Goldman Sachs MLP & Energy Fund” sections in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:

The Fund’s benchmark is the Alerian Midstream Energy Select Index. The Alerian Midstream Energy Select Index is a float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities.